SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Other) (Details)		12 Months Ended
		Dec. 31, 2015 USD ($) Segments	Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
Advertising expense		$ 458	$ 62,835
Research and development costs	[1]	$ 2,412,833	$ 10,590,271
Number of operating segment | Segments		1

[1]	Includes share based compensation of $2,000,000 and $10,236,089 for the years ended December 31, 2015 and 2014